Annual Total Returns[BarChart] - ProShares UltraShort Consumer Services - None	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(26.77%)	(39.32%)	(53.25%)	(28.25%)	(18.96%)	(15.99%)	(31.27%)	(10.35%)	(38.53%)	(54.46%)